SMA Relationship Trust

Portfolio of investments – September 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—98.4%
Alabama: 2.9%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds,
Series A, 5.000%, due 07/01/38	$3,810,000	$4,100,923
Series A, 5.250%, due 07/01/47	5,000,000	5,182,522
		9,283,445
California: 0.3%
Los Angeles Department of Water & Power Power System Revenue, Refunding, Revenue Bonds,
Series A, 5.000%, due 07/01/28	1,000,000	1,052,917

Colorado: 0.7%
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds,
Series E, 3.700%, due 05/15/62[1]	2,400,000	2,400,000

Connecticut: 2.2%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds,
Series V-1, 3.250%, due 07/01/36[1]	4,080,000	4,080,000
Series V-2, 3.150%, due 07/01/36[1]	255,000	255,000
State of Connecticut, Refunding, GO Bonds,
Series B, 5.000%, due 05/15/26	2,700,000	2,739,748
		7,074,748
District of Columbia: 0.8%
District of Columbia Water & Sewer Authority, Refunding, Revenue Bonds,
Series A, 5.000%, due 10/01/41	2,500,000	2,699,828

Florida: 3.6%
Miami-Dade County Transit System, Revenue Bonds,
Series A, 5.000%, due 07/01/43	2,000,000	2,080,457
Miami-Dade County, GO Bonds,
Series A, 5.000%, due 07/01/32	5,585,000	6,390,968
Orlando Utilities Commission, Revenue Bonds,
Series A, 5.000%, due 10/01/48	3,000,000	3,110,179
		11,581,604
Illinois: 6.5%
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds,
Series C, 5.000%, due 12/01/26	1,300,000	1,337,276
State of Illinois, GO Bonds,
Series A, 5.000%, due 12/01/27	1,215,000	1,274,322
Series A, 5.000%, due 03/01/31	2,870,000	3,174,327
Series B, 5.000%, due 05/01/33	3,600,000	3,984,222

SMA Relationship Trust

Portfolio of investments – September 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Illinois—(continued)
Series D, 5.000%, due 11/01/27	$5,450,000	$5,699,824
State of Illinois, Refunding, GO Bonds,
Series C, 4.000%, due 03/01/31	3,500,000	3,660,921
Series D, 5.000%, due 07/01/33	2,000,000	2,215,003
		21,345,895
Louisiana: 0.3%
Louisiana Public Facilities Authority, Tulane University, Refunding, Revenue Bonds,
Series A, 5.000%, due 10/15/48	1,000,000	1,024,628

Maine: 1.2%
Maine Municipal Bond Bank, Revenue Bonds,
Series A, 5.000%, due 11/01/40	3,560,000	3,890,104

Maryland: 7.5%
County of Anne Arundel, Consolidated General Improvements, Refunding, GO Bonds,
5.000%, due 04/01/30	7,110,000	7,926,670
County of Anne Arundel, Consolidated Water & Sewer, GO Bonds,
5.000%, due 10/01/30	2,810,000	3,164,996
County of Montgomery, Refunding, GO Bonds,
Series B, 5.000%, due 12/01/30	9,695,000	10,948,200
State of Maryland Department of Transportation, Refunding, Revenue Bonds,
Series B, 5.000%, due 12/01/26	2,500,000	2,575,776
		24,615,642
Massachusetts: 1.4%
Commonwealth of Massachusetts, Refunding, GO Bonds,
Series E, 5.000%, due 11/01/27	2,505,000	2,640,078
Massachusetts Water Resources Authority, Revenue Bonds,
Series B, 5.000%, due 08/01/44	2,000,000	2,066,456
		4,706,534
Michigan: 0.5%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds,
Series A-MI, 5.000%, due 12/01/25	1,615,000	1,620,480

Minnesota: 5.4%
State of Minnesota, Refunding, GO Bonds,
Series D, 5.000%, due 08/01/27	16,920,000	17,718,595

SMA Relationship Trust

Portfolio of investments – September 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Mississippi: 10.5%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series B, 3.500%, due 12/01/30[1]	$645,000	$645,000
Series C, 3.500%, due 12/01/30[1]	860,000	860,000
Series E, 3.500%, due 12/01/30[1]	2,360,000	2,360,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds,
Series G, 3.550%, due 11/01/35[1]	8,970,000	8,970,000
Series I, 3.500%, due 11/01/35[1]	1,895,000	1,895,000
Series K, 3.550%, due 11/01/35[1]	14,035,000	14,035,000
Series L, 3.550%, due 11/01/35[1]	5,620,000	5,620,000
		34,385,000
New Jersey: 3.4%
New Jersey Health Care Facilities Financing Authority, Refunding, Revenue Bonds,
2.950%, due 07/01/35[1]	4,010,000	4,010,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series CC, 5.000%, due 06/15/44	1,910,000	2,001,860
New Jersey Transportation Trust Fund Authority, State of New Jersey, Refunding, Revenue Bonds,
Series A, 5.000%, due 06/15/38	2,000,000	2,170,832
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds,
Series BB, 5.000%, due 06/15/33	2,450,000	2,732,833
		10,915,525
New York: 19.5%
City of New York, GO Bonds,
Series A, 5.000%, due 08/01/43	4,320,000	4,429,024
Subseries D-1, 5.000%, due 12/01/40	3,000,000	3,109,862
Subseries D-1, 5.500%, due 05/01/46	6,000,000	6,402,088
Subseries F-1, 5.000%, due 04/01/40	1,940,000	1,996,856
Empire State Development Corp., State of New York Sales Tax Revenue, Refunding, Revenue Bonds,
Series A, 5.000%, due 03/15/41	3,420,000	3,557,308

SMA Relationship Trust

Portfolio of investments – September 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Subseries 2012G-1-REMK, 3.850%, due 11/01/32[1]	$4,550,000	$4,550,000
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds,
Series BB-1, 5.000%, due 06/15/44	5,300,000	5,530,636
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds,
Series EE, 5.000%, due 06/15/40	3,000,000	3,086,935
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1, 5.000%, due 11/01/25	4,000,000	4,007,536
New York City Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds,
Series F-1, 5.000%, due 02/01/46	11,050,000	11,529,709
New York State Dormitory Authority, Revenue Bonds,
Series A, 5.000%, due 03/15/43	3,500,000	3,576,244
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
Series A, 5.000%, due 03/15/40	2,500,000	2,582,646
Series A, 5.000%, due 03/15/44	6,000,000	6,226,231
Series A, 5.000%, due 03/15/46	3,000,000	3,096,220
		63,681,295
Ohio: 1.6%
State of Ohio, Common Schools, Refunding, GO Bonds,
Series B, 5.000%, due 09/15/27	5,000,000	5,256,597

Oregon: 0.8%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A, 5.000%, due 09/01/43[2]	2,500,000	2,621,630

Pennsylvania: 2.4%
Commonwealth of Pennsylvania, Refunding, GO Bonds,
Series A, 5.000%, due 08/15/30	5,100,000	5,676,532

SMA Relationship Trust

Portfolio of investments – September 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A-1, 5.000%, due 12/01/46	$2,000,000	$2,001,236
		7,677,768
South Carolina: 5.0%
Greenville County School District,
Series C, 5.000%, due 06/29/26	5,000,000	5,090,420
South Carolina Association of Governmental Organizations,
Series B, 5.000%, due 03/02/26	7,915,000	7,990,593
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds,
Series A, 5.000%, due 11/01/38	1,865,000	2,024,394
Series A, 5.000%, due 11/01/39	1,250,000	1,346,733
		16,452,140
Texas: 12.6%
Allen Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/44	2,510,000	2,635,471
Argyle Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 08/15/47	5,000,000	5,187,021
City of El Paso Water & Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 03/01/41	7,155,000	7,610,978
City of Irving, GO Bonds,
4.000%, due 09/15/38	1,430,000	1,443,582
Crowley Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/01/44	5,670,000	5,941,422
Dallas Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/41	1,010,000	1,067,531
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series C, 3.700%, due 10/01/41[1]	3,000,000	3,000,000
Texas Department of Transportation State Highway Fund, Revenue Bonds,
Series A, 5.000%, due 10/01/26	4,345,000	4,456,206
Texas Water Development Board, State Revolving Fund, Revenue Bonds,
5.000%, due 08/01/41	1,295,000	1,380,072

SMA Relationship Trust

Portfolio of investments – September 30, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Texas Water Development Board, State Water Implementation Revenue Fund For Texas, Revenue Bonds,
Series A, 5.000%, due 10/15/44	$8,000,000	$8,480,638
		41,202,921
Virginia: 3.6%
County of Loudoun VA, GO Bonds,
Series A, 5.000%, due 12/01/29	10,685,000	11,796,293

Washington: 5.2%
City of Seattle WA Municipal Light & Power Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/41	3,810,000	4,114,537
King County School District No. 414 Lake Washington, Refunding, GO Bonds, (School Bond Guaranty),
4.000%, due 12/01/27	4,205,000	4,343,637
State of Washington, GO Bonds,
Series 2020-A, 5.000%, due 08/01/43	3,070,000	3,171,570
Series A, 5.000%, due 08/01/43	5,000,000	5,239,615
		16,869,359
Wisconsin: 0.5%
State of Wisconsin, Refunding, Revenue Bonds,
Series B, 5.000%, due 05/01/31[2]	1,500,000	1,520,965
Total municipal bonds
(cost—$326,964,815)		321,393,913

	Number of shares
Short-term investments—0.0†%
Investment companies: 0.0%†
State Street Institutional U.S. Government Money Market Fund, 4.090%[3] (cost $144,566)	144,566	144,566
Total investments (cost—$327,109,381)—98.4%		321,538,479
Other assets in excess of liabilities—1.6%		5,111,500
Net assets—100.0%		$326,649,979

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$321,393,913	$—	$321,393,913
Short-term investments	144,566	—	—	144,566
Total	$144,566	$321,393,913	$—	$321,538,479

SMA Relationship Trust

Portfolio of investments – September 30, 2025 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Floating or variable rate securities. The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
3	Rate shown reflects yield at September 30, 2025.

Portfolio acronyms:

GO General Obligation

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2025.